Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Feb. 29, 2024	Jul. 19, 2019	Nov. 17, 2017	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (as year)				3 years
Aggregate shares granted				665,205
Estis Holdings LLC Profit Units Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights		Estis has the right and not the obligation to repurchase the profit units at fair value in an event of termination of its employees (“call option”). The call option is considered non-mandatorily redeemable and not probable.
Share-based compensation expense					$ 0	$ 0	$ 0
Estis Holdings LLC Profit Units Plan | Class B Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (as year)		3 years
Shares yet vested, expected to vest		0
Flowco Production Solutions L.L.C. Profit Units Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights			Flowco has the right and not the obligation to repurchase the profit units at fair value in an event of termination of its employees (“call option”). The call option is considered non-mandatorily redeemable and not probable.
Share-based compensation expense					0	0
Flowco Production Solutions L.L.C. Profit Units Plan | Class C Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (as year)			3 years
Shares yet vested, expected to vest			0
Flogistix Holding LLC Profit Units Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (as year)	5 years
Grant date fair value (per share)	$ 360
Share-based compensation expense					1,000	100
Unrecognized compensation expense					$ 3,600	$ 100